Cover	Mar. 19, 2023	Jan. 24, 2022
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Mar. 19, 2023
Entity Registrant Name	Proterra Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39546
Entity Tax Identification Number	90-2099565
Entity Address, Address Line One	1815 Rollins Road
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	864
Local Phone Number	438-0000
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001820630
Amendment Flag	false
Common Stock, $0.0001 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PTRA
Security Exchange Name	NASDAQ